LOANS AND BORROWINGS - Narrative (Details) - CAD ($)	Mar. 09, 2018	Dec. 31, 2018	Nov. 22, 2018	Apr. 04, 2018	Mar. 26, 2018
Term Loan
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 1,000,000,000
Maturity, term	3 years
Senior unsecured medium-term notes series 10 | Fixed rate instruments
Disclosure of detailed information about borrowings [line items]
Notional amount		$ 400,000,000			$ 400,000,000
Nominal interest rate		402.00%			4.02%
Senior unsecured medium-term notes series 11 | Fixed rate instruments
Disclosure of detailed information about borrowings [line items]
Notional amount		$ 300,000,000			$ 300,000,000
Nominal interest rate		475.00%			4.75%
Senior unsecured notes – series A | Fixed rate instruments
Disclosure of detailed information about borrowings [line items]
Notional amount		$ 73,000,000
Nominal interest rate		556.50%		5.565%
Bullet payment due at maturity				$ 73,000,000
Senior unsecured medium-term notes 1A | Fixed rate instruments
Disclosure of detailed information about borrowings [line items]
Notional amount		$ 0
Nominal interest rate		400.00%
Notional amount repaid at maturity			$ 150,000,000